Subsequent Events (Details)													1 Months Ended			3 Months Ended
	Apr. 04, 2023 USD ($)	Apr. 04, 2023 TWD ($)	Sep. 06, 2022 USD ($)	Sep. 06, 2022 TWD ($)	Jul. 14, 2022 USD ($)	Jul. 14, 2022 TWD ($)	Jan. 14, 2022 USD ($)	Jan. 14, 2022 TWD ($)	Oct. 31, 2021 USD ($)	Oct. 15, 2021 $ / shares	Sep. 06, 2021 USD ($)	Sep. 06, 2021 TWD ($)	Feb. 23, 2023 USD ($) $ / shares shares	Apr. 16, 2022 $ / shares	Jul. 19, 2017	Mar. 31, 2023 shares	Jul. 14, 2023 USD ($)	Jan. 14, 2023 TWD ($)	Jan. 03, 2023 shares	Dec. 31, 2022 shares	Sep. 06, 2022 TWD ($)	Dec. 31, 2021 shares	Jul. 15, 2021	Jun. 29, 2021 shares	May 17, 2021 $ / shares
Subsequent Events (Details) [Line Items]
Principle amount			$ 246,000	$ 7,500,000	$ 656,000	$ 20,000,000	$ 656,000	$ 20,000,000	$ 650,000		$ 246,000	$ 7,500,000
Loan matures date															Jul. 18, 2019	Nov. 30, 2022
Interest rate																							2.00%
Common shares, issued (in Shares) | shares													5,291,667			33,080,740			223,411	32,857,329		28,926,322		50,000
Principal amount			$ 243,750																		$ 7,500,000
Initial conversion price (in Dollars per share) | $ / shares													$ 1.05												$ 2.25
Common stock , exercise price (in Dollars per share) | $ / shares										$ 3			$ 1.05	$ 3
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common shares, issued (in Shares) | shares																			223,411
Principal amount																		$ 20,000,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest rate																		2.50%
Principal amount																	$ 650,000
BioFirst [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principle amount	$ 89,500
Interest rate	6.50%	6.50%
BioLite [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principle amount		$ 57,000
Loan matures date	Apr. 03, 2024	Apr. 03, 2024
Interest rate	6.50%	6.50%
BioFirst [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan matures date	Apr. 03, 2024	Apr. 03, 2024
Lind Global Fund II [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principle amount													$ 3,704,167
Purchase price													$ 3,175,000
Initial conversion price (in Dollars per share) | $ / shares													$ 1.05
Common stock , exercise price (in Dollars per share) | $ / shares													$ 1.05
Lind Global Fund II [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Purchase warrants (in Shares) | shares													5,291,667